Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 495,701	$ 290,071
Amortization of deferred finance charges	115,074	62,909
Other finance charges	58,040	35,405
Total interest and finance costs	$ 668,815	$ 388,385